Statement of financial position - ZAR (R) R in Millions		Jun. 30, 2025	Jun. 30, 2024
Assets
Property, plant and equipment		R 158,041	R 163,589
Right of use assets		11,834	12,351
Goodwill and other intangible assets		2,350	2,462
Equity accounted investments		12,959	14,742
Other long-term investments		3,008	2,536
Post-retirement benefit assets		1,083	910
Long-term receivables and prepaid expenses		3,543	4,030
Long-term financial assets		780	446
Deferred tax assets		35,803	37,193
Non-current assets		229,401	238,259
Inventories		41,793	40,719
Tax receivable		1,557	456
Trade and other receivables		40,086	36,533
Short-term financial assets		5,615	3,532
Cash and cash equivalents		41,050	45,383
Current assets		130,101	126,623
Assets in disposal groups held for sale		53	98
Total assets		359,555	364,980
Equity and liabilities
Shareholders' equity		152,427	143,005
Non-controlling interests		5,184	4,422
Total equity		157,611	147,427
Long-term debt		88,554	103,871	[1]
Lease liabilities		15,177	15,173
Long-term provisions		12,949	14,396
Post-retirement benefit obligations		12,121	11,356
Long-term deferred income		229	446
Long-term financial liabilities	[1]		510
Deferred tax liabilities		3,478	5,205
Non-current liabilities		132,508	150,957
Short-term debt		16,940	15,990	[1]
Short-term provisions		3,757	4,750
Tax payable		636	1,108
Trade and other payables		47,411	44,198
Short-term deferred income		625	320
Short-term financial liabilities		66	109	[1]
Bank overdraft		1	121
Current liabilities		69,436	66,596
Total equity and liabilities		R 359,555	R 364,980

[1]	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer note 1.